UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Institutional Shares [LUIXX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares[1]	$18	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the seven-day current yield for Institutional Shares of the Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 3.53% and the seven-day effective yield was 3.60%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund maintained a neutral/long maturity stance during the latter part of the reporting period to benefit from a steeper yield curve. The positioning was a positive contributor to performance.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$627,092,186
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	29
Total Management Fee Paid	$626,001
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 1	WIO0L-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-625-4554, or 1-203-703-6002. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 2	WIO0L-ATSR-1026

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Investor Shares [LAIXX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares[1]	$23	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the seven-day current yield for Investor Shares of the Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 3.49% and the seven-day effective yield was 3.55%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund maintained a neutral/long maturity stance during the latter part of the reporting period to benefit from a steeper yield curve. The positioning was a positive contributor to performance.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$627,092,186
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	29
Total Management Fee Paid	$626,001
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 1	WIO0I-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-625-4554, or 1-203-703-6002. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 2	WIO0I-ATSR-1026

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Administrative Shares [LAOXX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Shares[1]	$40	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the seven-day current yield for Administrative Shares of the Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 3.32% and the seven-day effective yield was 3.37%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund maintained a neutral/long maturity stance during the latter part of the reporting period to benefit from a steeper yield curve. The positioning was a positive contributor to performance.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$627,092,186
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	29
Total Management Fee Paid	$626,001
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 1	WIOAD-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-625-4554, or 1-203-703-6002. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 2	WIOAD-ATSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 28, 2025 and August 28, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $184,053 in August 28, 2025 and $185,894 in August 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 28, 2025 and $0 in August 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $47,200 in August 28, 2025 and $47,200 in August 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 28, 2025 and $0 in August 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in August 28, 2025 and $344,935 in August 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Institutional U.S. Treasury Obligations Money Market Fund
Financial Statements and Other Important Information
Annual  | August 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

franklintempleton.com
Financial Statements and Other Important Information — Annual

Statement of Assets and Liabilities
August 31, 2026

Assets:
Investment in U.S. Treasury Obligations Portfolio, at value	$628,699,537
Prepaid expenses	30,940
Total Assets	628,730,477
Liabilities:
Distributions payable	1,434,066
Investment management fee payable	75,297
Service and/or distribution fees payable	69,445
Payable for Fund shares repurchased	9,934
Trustees’ fees payable	608
Accrued expenses	48,941
Total Liabilities	1,638,291
Total Net Assets	$627,092,186
Net Assets:
Par value (Note 5)	$6,270
Paid-in capital in excess of par value	626,971,686
Total distributable earnings (loss)	114,230
Total Net Assets	$627,092,186
Net Assets:
Institutional Shares	$243,594,218
Investor Shares	$546,122
Administrative Shares	$382,951,846
Shares Outstanding:
Institutional Shares	243,558,623
Investor Shares	545,894
Administrative Shares	382,860,165
Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00
Administrative Shares	$1.00
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Statement of Operations
For the Year Ended August 31, 2026

Investment Income:
Income from U.S. Treasury Obligations Portfolio	$22,050,778
Allocated expenses from U.S. Treasury Obligations Portfolio	(190,715)
Total Investment Income	21,860,063
Expenses:
Investment management fee (Note 2)	1,442,442
Service and/or distribution fees (Notes 2 and 3)	885,918
Transfer agent fees	86,383
Registration fees	59,470
Legal fees	35,775
Audit and tax fees	22,773
Trustees’ fees	17,510
Fund accounting fees	9,174
Shareholder reports	7,092
Insurance	4,782
Miscellaneous expenses	12,270
Total Expenses	2,583,589
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(816,717)
Net Expenses	1,766,872
Net Investment Income	20,093,191
Net Realized Gain on Investments From U.S. Treasury Obligations Portfolio	106,554
Increase in Net Assets From Operations	$20,199,745
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2026	2025
Operations:
Net investment income	$20,093,191	$23,090,788
Net realized gain	106,554	1,332
Increase in Net Assets From Operations	20,199,745	23,092,120
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(20,088,291)	(23,090,803)
Decrease in Net Assets From Distributions to Shareholders	(20,088,291)	(23,090,803)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	3,971,906,329	1,694,219,936
Reinvestment of distributions	3,076,574	4,981,438
Cost of shares repurchased	(3,966,662,628)	(1,533,868,072)
Increase in Net Assets From Fund Share Transactions	8,320,275	165,333,302
Increase in Net Assets	8,431,729	165,334,619
Net Assets:
Beginning of year	618,660,457	453,325,838
End of year	$627,092,186	$618,660,457
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares	2026	2025	2024	2023	2022
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.036	0.044	0.052	0.043	0.004
Net realized gain (loss)[1]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.036	0.044	0.052	0.043	0.004
Less distributions from:
Net investment income	(0.036)	(0.044)	(0.052)	(0.043)	(0.004)
Total distributions	(0.036)	(0.044)	(0.052)	(0.043)	(0.004)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	3.70%	4.45%	5.33%	4.34%	0.45%
Net assets, end of year (000s)	$243,594	$136,286	$123,523	$134,967	$7,581
Ratios to average net assets:
Gross expenses[3]	0.33%	0.33%	0.34%	0.34%	0.83%
Net expenses[3,4,5]	0.18	0.18	0.18	0.18	0.13
Net investment income	3.64	4.33	5.21	4.55	0.47

[1]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Institutional Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Investor Shares	2026	2025	2024	2023	2022
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.036	0.043	0.052	0.042	0.004
Net realized gain (loss)[1]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.036	0.043	0.052	0.042	0.004
Less distributions from:
Net investment income	(0.036)	(0.043)	(0.052)	(0.042)	(0.004)
Total distributions	(0.036)	(0.043)	(0.052)	(0.042)	(0.004)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	3.64%	4.40%	5.28%	4.29%	0.42%
Net assets, end of year (000s)	$546	$549	$4,114	$6,342	$10,274
Ratios to average net assets:
Gross expenses[3]	5.33%	1.78%	0.96%	0.73%	0.96%
Net expenses[3,4,5]	0.23	0.23	0.23	0.23	0.16
Net investment income	3.58	4.42	5.16	4.08	0.55

[1]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Administrative Shares	2026	2025	2024	2023	2022
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.034	0.042	0.050	0.040	0.004
Net realized gain (loss)[1]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.034	0.042	0.050	0.040	0.004
Less distributions from:
Net investment income	(0.034)	(0.042)	(0.050)	(0.040)	(0.004)
Total distributions	(0.034)	(0.042)	(0.050)	(0.040)	(0.004)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	3.48%	4.24%	5.11%	4.12%	0.36%
Net assets, end of year (millions)	$383	$482	$326	$395	$382
Ratios to average net assets:
Gross expenses[3]	0.52%	0.52%	0.53%	0.52%	0.52%
Net expenses[3,4,5]	0.39	0.39	0.39	0.39	0.22
Net investment income	3.44	4.13	5.00	4.03	0.35

[1]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Administrative Shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Obligations Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at fair value, which is represented by the Fund’s proportionate share of the Portfolio’s net assets (68.9% at August 31, 2026).
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.
(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, Investor Shares and Administrative Shares did not exceed 0.18%, 0.23% and 0.40%, respectively. These expense limitation arrangements cannot be terminated prior to
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
December 31, 2026 without the Board of Trustees’ (the “Board”), consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2026, fees waived and/or expenses reimbursed amounted to $816,717.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares and Administrative Shares calculated at the annual rate of 0.10% and 0.20% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended August 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Institutional Shares	—	$28,691
Investor Shares	$553 †	27,167
Administrative Shares	885,365	30,525
Total	$885,918	$86,383

†
Amount shown is exclusive of waivers. For the year ended August 31, 2026, the service and/or distribution fees waived amounted to $276 for Investor Shares. The Board has determined that, until December 31, 2026, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the year ended August 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$201,769
Investor Shares	28,179
Administrative Shares	586,769
Total	$816,717

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

4. Distributions to shareholders by class

	Year Ended August 31, 2026	Year Ended August 31, 2025
Net Investment Income:
Institutional Shares	$4,860,340	$6,645,710
Investor Shares	19,805	88,209
Administrative Shares	15,208,146	16,356,884
Total	$20,088,291	$23,090,803
5. Shares of beneficial interest
At August 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended August 31, 2026	Year Ended August 31, 2025
Institutional Shares
Shares sold	2,657,860,886	892,022,728
Shares issued on reinvestment	3,056,743	4,904,753
Shares repurchased	(2,553,639,802)	(884,164,681)
Net increase	107,277,827	12,762,800
Investor Shares
Shares sold	—	—
Shares issued on reinvestment	16,223	76,685
Shares repurchased	(19,662)	(3,640,779)
Net decrease	(3,439)	(3,564,094)
Administrative Shares
Shares sold	1,314,045,443	802,197,208
Shares issued on reinvestment	3,608	—
Shares repurchased	(1,413,003,164)	(646,062,612)
Net increase (decrease)	(98,954,113)	156,134,596
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
6. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$20,073,899	$23,090,803
Net long-term capital gains	14,392	—
Total distributions paid	$20,088,291	$23,090,803
As of August 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,548,296
Other book/tax temporary differences(a)	(1,434,066)
Total distributable earnings (loss) — net	$114,230

(a)	Other book/tax temporary differences are attributable to distributions payable.
7. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Schedule of Investments of the Portfolio provides details of investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Western Asset Institutional U.S. Treasury Obligations Money Market Fund (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2026 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
October 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$14,392
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$20,100,609
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$92,162
Section 163(j) Interest Earned	§163(j)	$20,100,609
Interest Earned from Federal Obligations	Note (1)	$11,647,041
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026 the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, U.S. Treasury Obligations Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as institutional U.S. Treasury money market funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance was approximately equal to the performance of its investment index for the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment index and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed
Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.  The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. Treasury money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board noted that the Fund’s Contractual Management Fee was above the median of the peer group and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Schedule of Investments
August 31, 2026
 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 107.9%
U.S. Treasury Bills — 69.0%
U.S. Treasury Bills	0.000%	9/1/26	$25,900,000	$25,900,000 (a)
U.S. Treasury Bills	2.463%	9/3/26	100,000,000	99,980,000 (a)
U.S. Treasury Bills	3.282%	9/8/26	15,600,000	15,588,961 (a)
U.S. Treasury Bills	3.484%	9/15/26	45,000,000	44,936,708 (a)
U.S. Treasury Bills	3.537%	9/17/26	25,000,000	24,959,556 (a)
U.S. Treasury Bills	3.613%	9/22/26	50,000,000	49,893,138 (a)
U.S. Treasury Bills	3.660%	9/24/26	10,000,000	9,976,393 (a)
U.S. Treasury Bills	3.657%	9/29/26	40,000,000	39,886,013 (a)
U.S. Treasury Bills	3.673%	10/1/26	75,000,000	74,770,557 (a)
U.S. Treasury Bills	3.732%	10/6/26	10,000,000	9,963,931 (a)
U.S. Treasury Bills	3.712%	10/8/26	40,000,000	39,848,495 (a)
U.S. Treasury Bills	3.699%	10/13/26	30,000,000	29,871,900 (a)
U.S. Treasury Bills	3.807%	10/15/26	10,000,000	9,954,044 (a)
U.S. Treasury Bills	3.708%	10/20/26	10,000,000	9,950,251 (a)
U.S. Treasury Bills	3.789%	10/22/26	10,000,000	9,947,158 (a)
U.S. Treasury Bills	3.887%	10/29/26	15,240,000	15,146,341 (a)
U.S. Treasury Bills	3.829%	11/5/26	25,000,000	24,830,729 (a)
U.S. Treasury Bills	3.820%	11/12/26	25,000,000	24,813,250 (a)
U.S. Treasury Bills	3.798%	11/19/26	20,000,000	19,837,282 (a)
U.S. Treasury Bills	3.811%	11/27/26	25,000,000	24,775,552 (a)
U.S. Treasury Bills	3.788%	12/3/26	25,000,000	24,761,757 (a)

Total U.S. Treasury Bills				629,592,016
U.S. Treasury Notes — 11.0%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.205%)	4.011%	10/31/26	100,000,000	100,037,537 (b)

Repurchase Agreements — 27.9%
Bank of Montreal tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $50,005,083; (Fully collateralized by U.S. government obligations, 3.625% to 4.750% due 8/15/43 to 8/15/55; Market value — $51,000,078)	3.660%	9/1/26	50,000,000	50,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $10,001,019; (Fully collateralized by U.S. government obligations, 0.000% to 4.750% due 9/24/26 to 2/15/56; Market value — $10,201,094)	3.670%	9/1/26	10,000,000	10,000,000
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2026 Annual Report

 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $10,001,017; (Fully collateralized by U.S. government obligations, 4.000% due 1/31/33; Market value — $10,200,062)	3.660%	9/1/26	$10,000,000	$10,000,000
HSBC Bank USA tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $10,001,011; (Fully collateralized by U.S. government obligations, 2.750% to 4.000% due 3/31/28 to 11/15/52; Market value — $10,201,032)	3.640%	9/1/26	10,000,000	10,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $75,007,625; (Fully collateralized by U.S. government obligations, 2.000% due 2/15/50; Market value — $76,507,822)	3.660%	9/1/26	75,000,000	75,000,000
Societe Generale NY tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $50,005,083; (Fully collateralized by U.S. government obligations, 5.000% due 5/15/46; Market value — $51,000,013)	3.660%	9/1/26	50,000,000	50,000,000
TD Securities LLC tri-party repurchase agreement dated 8/31/26; Proceeds at maturity — $50,005,097; (Fully collateralized by U.S. government obligations, 3.375% to 3.750% due 11/30/27 to 4/15/28; Market value — $51,000,094)	3.670%	9/1/26	50,000,000	50,000,000

Total Repurchase Agreements				255,000,000
Total Investments — 107.9% (Cost — $984,629,553#)				984,629,553
Liabilities in Excess of Other Assets — (7.9)%				(72,230,824)
Total Net Assets — 100.0%				$912,398,729

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Rate shown represents yield-to-maturity.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2026 Annual Report

Statement of Assets and Liabilities
August 31, 2026

Assets:
Investments, at value	$729,629,553
Repurchase agreements, at value	255,000,000
Cash	7,267,252
Interest receivable	380,398
Prepaid expenses	17,300
Total Assets	992,294,503
Liabilities:
Payable for securities purchased	79,806,952
Trustees’ fees payable	598
Accrued expenses	88,224
Total Liabilities	79,895,774
Total Net Assets	$912,398,729
Represented by:
Paid-in capital	$912,398,729
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2026 Annual Report

Statement of Operations
For the Year Ended August 31, 2026

Investment Income:
Interest	$22,869,223
Expenses:
Fund accounting fees	66,106
Audit and tax fees	39,443
Trustees’ fees	17,635
Interest expense	1,974
Custody fees	1,789
Legal fees	469
Miscellaneous expenses	69,257
Total Expenses	196,673
Net Investment Income	22,672,550
Net Realized Gain on Investments	110,291
Increase in Net Assets From Operations	$22,782,841
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2026	2025
Operations:
Net investment income	$22,672,550	$24,723,631
Net realized gain	110,291	1,332
Increase in Net Assets From Operations	22,782,841	24,724,963
Capital Transactions:
Proceeds from contributions	4,089,432,394	1,612,100,834
Value of withdrawals	(3,825,434,539)	(1,466,189,673)
Increase in Net Assets From Capital Transactions	263,997,855	145,911,161
Increase in Net Assets	286,780,696	170,636,124
Net Assets:
Beginning of year	625,618,033	454,981,909
End of year	$912,398,729	$625,618,033
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2026 Annual Report

Financial Highlights

For the years ended August 31:
	2026	2025	2024	2023	2022
Net assets, end of year (millions)	$912	$626	$455	$538	$401
Total return[1]	3.85%	4.60%	5.48%	4.49%	0.54%
Ratios to average net assets:
Gross expenses	0.03%	0.04%	0.04%	0.04%	0.04%
Net expenses[2]	0.03	0.04	0.04	0.04	0.04
Net investment income	3.78	4.47	5.34	4.45	0.53

[1]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]
The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At August 31, 2026, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

U.S. Treasury Obligations Portfolio 2026 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$984,629,553	—	$984,629,553

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the
U.S. Treasury Obligations Portfolio 2026 Annual Report

Notes to Financial Statements (cont’d)
investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be  managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2026, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Portfolio does not pay an investment management fee.
Expense amounts may be voluntarily waived and/or reimbursed from time to time.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.

U.S. Treasury Obligations Portfolio 2026 Annual Report

3. Derivative instruments and hedging activities
During the year ended August 31, 2026, the Portfolio did not invest in derivative instruments.
4. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
U.S. Treasury Obligations Portfolio 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Master Portfolio Trust and Investors of U.S. Treasury Obligations Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Obligations Portfolio (one of the portfolios constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2026, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
October 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

U.S. Treasury Obligations Portfolio 2026 Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
U.S. Treasury Obligations Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which the feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and Western Asset Institutional U.S. Treasury Obligations Money Market Fund, a series of Legg Mason Partners Institutional Trust (the “Feeder Fund”).
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and

U.S. Treasury Obligations Portfolio

retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for the Performance Universe selected by Broadridge. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder
U.S. Treasury Obligations Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Fund’s performance against its benchmark and against the Feeder Fund’s peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.
•
The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. Treasury money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.
•
The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of institutional U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and the Feeder Fund.
•
The Board noted that the Feeder Fund’s Contractual Management Fee was above the

U.S. Treasury Obligations Portfolio

median of the peer group and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Feeder Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
U.S. Treasury Obligations Portfolio

(This page intentionally left blank.)

Western Asset
Institutional U.S. Treasury Obligations Money Market
Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Institutional U.S. Treasury Obligations Money Market Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-625-4554 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Institutional U.S. Treasury Obligations Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

91067-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 28, 2026